Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - Sales and Marketing Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sales and Marketing Expenses [Line Items]
Salaries and expenses relating to employees and service providers	$ 278
Advertising	162
Amortization	31
Other	16
Total Sales and Marketing Expenses	$ 487